Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income tax expense (benefit), continuing operations
Income tax expense (benefit) at U.S. federal statutory rate	$ 5,310	$ (22,250)	$ (32,948)
State and local income taxes, net of federal income tax benefit	958	(4,945)	(636)
Book expenses not deductible for tax purposes	746	662	816
Stock-based compensation	464	518	(3,534)
Amortization of non-deductible goodwill	1	3	6
Undistributed earnings of Canadian subsidiaries (a)	(4,023)	1,083	828
Valuation allowance	382	1,487	(9)
Rate Change (b)	1,743
Other differences, net	1,042	(27)	(624)
Income tax expense (benefit)	$ 6,623	$ (23,469)	$ (36,101)